Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Assets Measured at Fair Value on Recurring Basis
The following table provides a summary of the assets that are measured a fair value on a recurring basis.

	Consolidated Balance Sheet	Quoted prices in active markets for identical assets or liabilities (Level 1)	Quoted prices for similar assets or liabilities in active markets (Level 2)	Significant unobservable inputs (Level 3)
At December 31, 2012
Short Term Investment (U.S. Treasury Bill)	$14,984	$14,984	$-	$-

At December 31, 2011
Restricted Cash Equivalents	$822	$822	$-	$-

Potentially dilutive securities of diluted net loss per share

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	At December 31,
	2012	2011	2010
Stock Options	200,000	64,998	565,158
Restricted Stock Units	-	-	8,825
Total Potentially Dilutive Securities	200,000	64,998	573,983